GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	COMMON STOCKS - 97.84%
	Australia - 4.97%
1,541	Ampol, Ltd.	$37,978
1,362	Aristocrat Leisure, Ltd.	37,841
8,393	Australia & New Zealand Banking Group, Ltd.	148,288
19,601	BHP Billiton, Ltd.	669,660
30,278	BlueScope Steel, Ltd.	482,706
8,816	Brambles, Ltd.	81,715
2,781	CAR Group Ltd.	58,933
1,623	Cochlear, Ltd.	330,193
26,268	Coles Group, Ltd.	288,556
4,886	Commonwealth Bank of Australia	372,396
7,418	Endeavour Group, Ltd.	26,344
9,558	Fortescue Metals Group, Ltd.	188,458
8,917	IDP Education Ltd.	121,638
10,764	Insurance Australia Group, Ltd.	41,607
635	Macquarie Group, Ltd.	79,490
35,223	Medibank Private, Ltd.	85,513
11,104	National Australia Bank, Ltd.	232,083
9,332	Northern Star Resources, Ltd.	86,583
68,891	Pilbara Minerals Ltd.	184,912
7,751	Qantas Airways, Ltd. (a)	28,392
4,790	QBE Insurance Group, Ltd.	48,535
1,187	REA Group, Ltd.	146,368
1,735	Rio Tinto, Ltd.	160,657
15,953	Santos, Ltd.	82,948
730	Sonic Healthcare, Ltd.	15,951
4,939	Suncorp Group, Ltd.	46,769
4,575	Telstra Corp., Ltd.	12,363
102,440	The Lottery Corp., Ltd.	338,010
3,984	Washington H Soul Pattinson & Co., Ltd.	89,001
6,713	Wesfarmers, Ltd.	261,061
10,231	Westpac Banking Corp.	159,629
2,028	WiseTech Global, Ltd.	103,944
2,956	Woodside Energy Group, Ltd.	62,421
13,689	Woolworths, Ltd.	347,289
		5,458,232
	Austria - 0.58%
3,307	Erste Group Bank AG	133,949
5,290	OMV AG	232,086
8,675	voestalpine AG	273,140
		639,175
	Belgium - 0.71%
4,191	Ageas SA	182,185
3,233	Anheuser-Busch InBev SA	208,684
300	Groupe Bruxelles Lambert SA	23,626
1,528	KBC Group NV	99,166
6	Lotus Bakeries NV	54,533
801	Syensqo SA (a)	83,350
1,401	UCB SA	122,127
		773,671
	Canada - 9.44%
323	Agnico Eagle Mines, Ltd.	17,710
5,917	Alimentation Couche-Tard, Inc.	348,442
23,372	ARC Resources, Ltd.	346,951
2,492	Bank of Montreal	246,576
1,961	Brookfield Asset Management Ltd. - Class A	78,763
1,596	BRP, Inc. - Subordinate Voting Shares	114,209
3,063	Cameco Corp.	132,062
1,250	Canadian Imperial Bank of Commerce	60,186
6,574	Canadian Natural Resources, Ltd.	430,692
240	Canadian Pacific Kansas City Ltd.	18,989
616	Canadian Tire Corp., Ltd. - Class A	65,419
28,169	Cenovus Energy, Inc.	469,395
3,430	CGI, Inc. (a)	367,449
282	Constellation Software, Inc.	699,178
450	Descartes Systems Group, Inc. (a)	37,809
5,138	Dollarama, Inc.	370,271
15,431	Empire Co., Ltd. - Series A	408,178
2,452	Enbridge, Inc.	88,269
363	Fairfax Financial Holdings, Ltd.	334,909
1,918	First Quantum Minerals, Ltd.	15,705
513	FirstService Corp.	83,103
2,699	George Weston, Ltd.	335,071
4,541	Great-West Lifeco, Inc.	150,310
2,396	iA Financial Corp., Inc. (a)	163,338
4,275	Imperial Oil, Ltd.	243,521
5,664	Kinross Gold Corp.	34,282
5,094	Loblaw Cos., Ltd.	493,158
3,814	Lundin Mining Corp.	31,202
18,366	Manulife Financial Corp.	405,839
1,301	MEG Energy Corp. (a)	23,240
1,993	Metro, Inc.	103,166
517	National Bank of Canada	39,408
3,503	Nutrien, Ltd.	197,350
6,225	Parkland Corp. (a)	200,649
4,813	Power Corp. of Canada	137,628
1,037	Quebecor, Inc. - Class B	24,668
638	RB Global, Inc.	42,694
1,106	Restaurant Brands International, Inc.	86,415
6,014	Royal Bank of Canada	608,185
5,107	Saputo, Inc.	103,408
1,811	Shopify, Inc. - Class A (a)	140,993
1,387	Stantec, Inc.	111,354
1,085	Sun Life Financial, Inc.	56,271
13,180	Suncor Energy, Inc.	422,241
305	Teck Resources, Ltd. - Class B (a)	12,892
759	TFI International, Inc.	103,243
3,384	The Bank of Nova Scotia	164,724
7,554	The Toronto-Dominion Bank	488,113
919	Thomson Reuters Corp.	134,363
1,299	Tourmaline Oil Corp.	58,418
1,080	West Fraser Timber Co., Ltd.	92,396
3,022	WSP GLOBAL, Inc.	423,611
		10,366,416
	Denmark - 3.52%
173	A.P. Moeller - Maersk AS - Class A	307,298
176	A.P. Moeller - Maersk AS - Class B	316,804
5,071	Danske Bank AS	135,554
154	DSV AS	27,059
273	Genmab AS (a)	87,047
22,470	Novo Nordisk A/S - Series B	2,328,593
3,087	Pandora AS	426,794
591	Rockwool International AS - B Shares	172,910
1,447	Demant A/S (a)	63,466
		3,865,525
	Finland - 0.30%
7,849	Nokia OYJ	26,733
7,038	Orion OYJ - Class B	304,966
		331,699
	France - 10.14%
1,553	Accor SA	59,443
1,255	Air Liquide SA	244,342
886	Arkema SA	100,931
12,537	AXA SA	409,413
1,596	BioMerieux	177,570
6,047	BNP Paribas SA	419,937
15,278	Bollore SA	95,607
707	Bouygues SA	26,674
826	Bureau Veritas SA	20,898
718	Capgemini SE	150,056
18,033	Carrefour SA	330,267
6,816	Cie de Saint-Gobain	502,661
22,232	Credit Agricole SA	316,064
848	Danone SA	55,017
1,041	Dassault Aviation SA	206,253
1,454	Dassault Systemes SE	71,169
397	Edenred	23,758
3,602	Eiffage SA	386,676
9,820	Engie SA	172,992
620	EssilorLuxottica SA	124,495
4,440	Eurazeo SE	353,042
291	Hermes International	618,524
4,309	Ipsen SA	514,017
296	Kering SA	131,098
11,463	La Francaise des Jeux SAEM	416,390
1,643	L'Oreal SA	819,035
1,503	LVMH Moet Hennessy Louis Vuitton SE	1,221,241
5,199	Orange SA	59,256
1,978	Publicis Groupe SA	183,779
128	Remy Cointreau SA	16,327
1,214	Safran SA	214,040
5,846	Sanofi-Aventis SA	580,932
878	Schneider Electric SE	176,746
367	SEB SA	45,958
7,335	Societe Generale SA	195,150
251	Sodexo SA	27,632
1,200	Thales SA	177,687
15,281	Total SA	1,039,091
2,687	Vinci SA	338,146
6,307	Worldline SA (a)	109,678
		11,131,992
	Germany - 8.28%
1,947	adidas AG	395,643
1,278	Allianz SE	341,534
4,590	Bayer AG	170,307
3,555	Bayerische Motoren Werke AG	395,570
1,872	Bechtle AG	93,764
780	Beiersdorf AG	116,808
682	Carl Zeiss Meditec AG	74,238
21,293	Commerzbank AG	253,084
5,744	Daimler AG	396,323
31,754	Deutsche Bank AG	433,476
782	Deutsche Boerse AG	161,041
38,688	Deutsche Lufthansa AG (a)	343,945
11,721	Deutsche Post AG	580,142
20,409	Deutsche Telekom AG	490,699
12,479	E.ON SE	167,656
7,795	Fresenius Medical Care AG & Co. KGaA	325,895
10,793	Fresenius SE & Co. KGaA	334,534
773	Hannover Rueck SE	184,827
2,840	HeidelbergCement AG	253,862
14,036	HelloFresh SE (a)	221,298
2,061	Infineon Technologies AG	86,073
1,861	Knorr-Bremse AG	120,193
716	Merck KGaA	113,997
555	Muenchener Rueckversicherungs-Gesellschaft AG	230,221
4,753	Nemetschek SE	410,348
3,492	Puma SE	194,258
466	Rational AG	359,591
898	Rheinmetall AG	284,788
3,600	SAP SE	554,117
2,063	Siemens AG	387,037
15,777	Siemens Energy AG (a)	208,512
2,766	Talanx AG	197,672
8,891	Zalando SE (a)	210,490
		9,091,943
	Hong Kong - 1.74%
11,454	AIA Group, Ltd.	99,683
26,522	BOC Hong Kong Holdings, Ltd.	72,048
47,360	CK Hutchison Holdings, Ltd.	254,446
4,485	Galaxy Entertainment Group, Ltd.	25,120
4,480	Hong Kong Exchange & Clearing, Ltd.	153,665
6,802	Jardine Matheson Holdings, Ltd.	279,989
166,599	New World Development Co., Ltd.	258,315
122,110	SITC International Holdings Co., Ltd.	210,765
7,045	Swire Pacific, Ltd. - Class A	59,669
10,078	Techtronic Industries Co., Ltd.	120,080
585,065	WH Group, Ltd.	377,835
		1,911,615
	Ireland - 0.70%
36,067	AIB Group PLC	154,466
15,858	Bank of Ireland Group PLC	143,966
1,985	DCC PLC	146,058
541	Flutter Entertainment PLC (a)	95,482
4,966	James Hardie Industries PLC (a)	191,469
206	Kingspan Group PLC	17,854
213	Kingspan Group PLC	18,408
		767,703
	Isle Of Man - 0.02%
1,543	Entain PLC	19,459
	Israel - 0.73%
2,155	Bank Leumi Le-Israel BM	17,343
158	Check Point Software Technologies, Ltd. - ADR (a)	24,141
335	Elbit Systems, Ltd.	71,051
929	Global-e Online Ltd. - ADR (a)	36,816
8,906	ICL Group, Ltd.	44,776
405	Mizrahi Tefahot Bank, Ltd.	15,678
432	Monday.com Ltd. - ADR (a)(b)	81,134
32,710	Teva Pharmaceutical Industries, Ltd. - ADR (a)	341,493
1,370	Wix.com, Ltd. - ADR (a)	168,537
		800,969
	Italy - 2.24%
12,098	Assicurazioni Generali SpA	255,600
9,057	Banco BPM SpA	47,993
15,944	Enel SpA	118,620
24,355	Eni SpA	413,094
6,120	FinecoBank Banca Fineco SpA	92,070
52,897	Intesa Sanpaolo SpA	154,797
15,763	Leonardo SpA	260,453
6,366	Mediobanca Banca di Credito Finanziario SpA	78,886
5,603	Moncler SpA	344,972
19,325	Poste Italiane SpA	219,662
4,534	Prysmian SpA	206,682
9,915	UniCredit SpA	269,982
		2,462,811
	Japan - 21.22%
14,864	Advantest Corp.	500,851
2,376	Aeon Co., Ltd.	53,019
5,359	Aisin Seiki Co., Ltd.	186,821
4,923	Ajinomoto Co., Inc.	189,505
3,487	ANA Holdings, Inc. (a)	75,548
4,238	Asahi Group Holdings, Ltd.	157,808
12,398	Astellas Pharma, Inc.	147,453
4,568	Bandai Namco Holdings, Inc.	91,352
6,639	BayCurrent Consulting, Inc.	232,405
2,016	Bridgestone Corp.	83,264
4,787	Brother Industries, Ltd.	76,233
3,405	Canon, Inc.	87,351
6,014	Capcom Co., Ltd.	194,076
18,115	Chiba Bank Ltd.	130,512
3,733	Chubu Electric Power Co., Inc.	48,198
4,663	Chugai Pharmaceutical Co., Ltd.	176,160
8,680	Concordia Financial Group Ltd.	39,565
5,669	Dai-ichi Life Holdings, Inc.	120,256
7,283	Daiichi Sankyo Co., Ltd.	199,385
237	Daikin Industries, Ltd.	38,446
553	Daito Trust Construction Co., Ltd.	64,008
2,333	Daiwa House Industry Co., Ltd.	70,528
6,690	Daiwa Securities Group, Inc.	44,905
3,664	Denso Corp.	55,005
756	Dentsu, Inc.	19,356
975	Disco Corp.	240,793
3,306	Don Quijote Co., Ltd.	78,698
3,987	Eisai Co., Ltd.	198,517
846	Fast Retailing Co., Ltd.	209,198
1,009	Fujitsu, Ltd.	151,848
556	Hamamatsu Photonics KK	22,811
357	Hankyu Hanshin Holdings, Inc.	11,345
193	Hikari Tsushin, Inc.	31,897
681	Hitachi Construction Machinery Co., Ltd.	17,927
4,390	Hitachi, Ltd.	315,772
57,837	Honda Motor Co., Ltd.	596,601
402	Hoshizaki Corp.	14,685
3,432	Hoya Corp.	427,419
33,965	Idemitsu Kosan Co., Ltd.	184,446
27,256	Inpex Corp.	364,733
4,320	Isuzu Motors, Ltd.	55,381
9,080	ITOCHU Corp.	369,918
8,006	Japan Airlines Co., Ltd.	157,278
6,932	Japan Post Bank Co., Ltd.	70,546
41,303	Japan Post Holdings Co., Ltd.	368,731
17,610	Japan Post Insurance Co., Ltd.	312,589
9,060	Japan Tobacco, Inc. (b)	233,976
14,429	JFE Holdings, Inc.	223,234
53,865	JXTG Holdings, Inc.	213,641
5,052	Kajima Corp.	84,238
1,400	Kao Corp.	57,548
5,648	Kawasaki Kisen Kaisha Ltd.	241,714
3,371	KDDI Corp.	106,923
2,301	Keisei Electric Railway Co., Ltd.	108,586
278	Keyence Corp.	122,141
4,431	Kintetsu Group Holdings Co., Ltd.	140,392
3,453	Kirin Holdings Co., Ltd.	50,552
1,988	Komatsu, Ltd.	51,734
2,794	Kose Corp.	208,838
29,548	Marubeni Corp.	465,220
8,136	MatsukiyoCocokara & Co.	143,795
25,078	Mazda Motor Corp.	268,061
1,805	McDonald's Holdings Co. Japan, Ltd.	78,187
7,043	MISUMI Group, Inc.	118,912
26,015	Mitsubishi Chemical Holdings Corp.	159,033
39,942	Mitsubishi Corp.	636,247
6,630	Mitsubishi Electric Corp.	93,775
752	Mitsubishi Heavy Industries, Ltd.	43,785
44,033	Mitsubishi UFJ Financial Group, Inc.	377,897
34,742	Mitsubishi UFJ Lease & Finance Co., Ltd.	232,765
15,301	Mitsui & Co., Ltd.	573,236
6,133	Mitsui OSK Lines, Ltd.	196,074
18,464	Mizuho Financial Group, Inc.	314,956
24,515	MonotaRO Co., Ltd.	266,755
1,575	MS & AD Insurance Group Holdings, Inc.	61,927
1,282	NEC Corp.	75,748
2,382	Nintendo Co., Ltd.	123,945
3,881	Nippon Express Holdings, Inc.	220,208
10,586	Nippon Steel & Sumitomo Metal Corp.	241,824
321,026	Nippon Telegraph & Telephone Corp.	392,000
14,153	Nippon Yusen Kabushiki Kaisha	437,094
976	Nissan Chemical Industries, Ltd.	38,004
3,612	Nissin Foods Holdings Co., Ltd.	126,130
803	Nitori Holdings Co., Ltd.	107,824
20,351	Obayashi Corp.	175,800
29,602	Oji Holdings Corp.	113,787
10,704	Olympus Corp.	154,505
1,468	OMRON Corp.	68,310
3,301	Ono Pharmaceutical Co., Ltd.	58,723
1,906	Oracle Corp.	146,722
2,982	Oriental Land Co., Ltd.	110,836
7,117	ORIX Corp.	133,666
3,618	Osaka Gas Co., Ltd.	75,524
3,058	Osaka Securities Exchange Co., Ltd.	64,541
541	Otsuka Corp.	22,265
729	Otsuka Holdings Co., Ltd.	27,262
20,055	Panasonic Corp.	197,493
12,383	Recruit Holdings Co., Ltd.	517,747
4,716	Renesas Electronics Corp. (a)	84,327
27,804	Resona Holdings, Inc.	140,948
9,748	Ricoh Co., Ltd.	74,655
436	Secom Co., Ltd.	31,366
3,298	Seiko Epson Corp.	49,242
3,875	Sekisui House, Ltd.	85,894
5,745	Seven & I Holdings Co., Ltd.	227,212
6,888	Shimizu Corp.	45,690
3,626	Shin-Etsu Chemical Co., Ltd.	151,651
9,211	Shiseido Co., Ltd.	277,641
16,131	Shizuoka Financial Group, Inc.	136,403
8,615	SoftBank Corp.	107,358
644	Sompo Holdings, Inc.	31,510
1,109	Sony Corp.	104,948
2,410	Square Enix Holdings Co., Ltd.	86,398
15,388	Subaru Corp.	280,668
9,264	Sumitomo Corp.	201,600
13,443	Sumitomo Electric Industries Ltd.	170,573
9,792	Sumitomo Mitsui Financial Group, Inc.	476,477
8,634	Sumitomo Mitsui Trust Holdings, Inc.	165,357
611	Suntory Beverage & Food, Ltd.	20,090
293	Suzuki Motor Corp.	12,487
2,203	Sysmex Corp.	122,466
2,732	T&D Holdings, Inc.	43,372
1,209	Taisei Corp.	41,285
2,109	Taiyo Nippon Sanso Corp.	56,316
8,847	Takeda Pharmaceutical Co., Ltd.	253,715
18,892	The Kansai Electric Power Co., Inc.	250,736
2,406	TIS, Inc.	52,882
8,800	Tokio Marine Holdings, Inc.	219,129
2,516	Tokyo Electron, Ltd.	447,194
11,827	Tokyo Gas Co., Ltd.	271,296
2,497	Toppan Printing Co., Ltd.	69,541
6,682	Toray Industries, Inc.	34,613
513	Toyota Industries Corp.	41,702
17,805	Toyota Motor Corp.	326,254
3,681	Toyota Tsusho Corp.	216,009
1,795	Trend Micro, Inc.	95,799
842	Unicharm Corp.	30,453
5,026	Yakult Honsha Co., Ltd.	112,822
8,229	Yamaha Motor Co., Ltd. (b)	73,225
844	Yaskawa Electric Corp.	35,129
879	Yokogawa Electric Corp.	16,708
7,614	Zensho Holdings Co Ltd.	398,398
14,823	ZOZO, Inc.	334,542
		23,293,324
	Jersey - 0.38%
68,811	Glencore PLC	413,626
	Luxembourg - 0.12%
425	Eurofins Scientific SE	27,724
5,727	Tenaris SA	99,610
		127,334
	Macau - 0.02%
8,259	Sands China, Ltd. (a)	24,174
	Netherlands - 4.62%
10,389	ABN AMRO Group NV	156,235
16	Adyen NV (a)	20,655
1,225	Airbus SE	189,248
15,970	ArcelorMittal	453,228
151	ASM International NV	78,591
1,656	ASML Holding NV	1,250,091
1,020	BE Semiconductor Industries NV	153,995
3,125	EXOR NV	312,805
518	Ferrari NV	174,880
1,272	Ferrovial SE	46,429
668	Heineken Holding NV	56,562
152	Heineken NV	15,443
11,801	ING Groep NV	176,950
1,215	JDE Peet's NV	32,674
16,450	Koninklijke Ahold Delhaize NV	473,289
18,942	Koninklijke KPN NV	65,257
2,637	Koninklijke Philips NV (a)	61,712
469	Prosus NV	13,959
4,762	Randstad Holding NV	298,863
18,849	Stellantis NV	441,643
3,906	STMicroelectronics NV	195,921
2,164	Universal Music Group NV	61,776
2,409	Wolters Kluwer NV	342,727
		5,072,933
	New Zealand - 0.29%
12,639	Fisher & Paykel Healthcare Corp., Ltd.	188,491
1,714	Xero, Ltd. (a)	130,759
		319,250
	Norway - 0.86%
1,872	Aker BP ASA	54,377
3,775	DNB Bank ASA	80,261
10,682	Equinor ASA	338,534
6,408	Gjensidige Forsikring ASA	118,252
2,889	Kongsberg Gruppen ASA	132,261
1,301	Mowi ASA	23,298
5,428	Orkla ASA	42,152
1,656	Salmar ASA	92,744
2,447	Telenor ASA	28,084
886	Yara International ASA	31,477
		941,440
	Portugal - 0.41%
7,146	Galp Energia SGPS SA	105,144
13,504	Jeronimo Martins SGPS SA	343,683
		448,827
	Singapore - 1.68%
7,071	DBS Group Holdings, Ltd.	178,817
63,265	Genting Singapore Ltd.	47,921
11,790	Jardine Cycle & Carriage, Ltd.	265,717
32,790	Keppel Corp., Ltd.	175,453
19,839	Oversea-Chinese Banking Corp., Ltd.	195,204
552,950	Seatrium Ltd. (a)	49,374
30,965	SembCorp Industries Ltd.	124,464
33,509	Singapore Airlines, Ltd.	166,383
24,983	Singapore Exchange, Ltd.	185,858
5,346	United Overseas Bank, Ltd.	115,384
126,928	Wilmar International, Ltd.	342,880
		1,847,455
	Spain - 2.51%
8,391	ACS, Actividades de Construccion y Servicios SA	372,684
133	Aena SME SA (a)	24,141
758	Amadeus IT Holdings SA	54,441
45,232	Banco Bilbao Vizcaya Argentaria SA	412,256
108,430	Banco Santander SA	453,528
24,079	CaixaBank SA	99,165
2,519	Iberdrola SA	33,041
15,566	Industria de Diseno Textil SA	679,206
1,219	Naturgy Energy Group SA	36,359
21,834	Repsol SA	323,883
67,751	Telefonica SA	264,897
		2,753,601
	Sweden - 2.45%
3,091	Alfa Laval AB	123,745
1,962	Assa Abloy AB - Series B	56,543
14,765	Atlas Copco AB - A Shares	254,417
11,710	Atlas Copco AB - B Shares	173,731
2,900	EPIROC AB	50,860
2,120	EPIROC AB	42,673
2,194	Essity AB - Class B	54,372
767	Evolution AB	91,358
30,060	Hennes & Mauritz AB - Series B	527,254
599	Indutrade AB	15,611
3,853	Investor AB	89,350
1,712	Saab AB - Series B	103,171
5,280	Skandinaviska Enskilda Banken AB - Class A	72,868
4,057	Svenska Handelsbanken AB - Class A	44,089
9,391	Swedbank AB - A Shares	189,864
3,749	Swedish Orphan Biovitrum AB (a)	99,519
34,143	Telefonaktiebolaget LM Ericsson - Series B	214,868
4,919	Volvo AB - A Shares	130,511
6,262	Volvo AB - B Shares	162,937
57,095	Volvo Car AB - Class B (a)	185,170
		2,682,911
	Switzerland - 7.66%
4,065	ABB, Ltd.	180,478
142	Baloise Holding AG	22,264
1,104	Banque Cantonale Vaudoise	142,382
712	BKW AG	126,641
1,425	Cie Financiere Richemont SA - A Shares	196,827
2,925	Coca-Cola HBC AG	85,887
153	EMS-Chemie Holding AG	124,057
382	Geberit AG	245,213
310	Helvetia Holding AG	42,745
1,074	Julius Baer Group, Ltd.	60,249
1,088	Kuehne & Nagel International AG	375,465
3,774	LafargeHolcim, Ltd.	296,415
2,971	Logitech International SA	282,508
12,134	Nestle SA	1,406,572
10,890	Novartis AG	1,100,004
260	Partners Group Holding AG	375,947
529	Roche Holding AG	164,374
3,766	Roche Holdings AG - Non-Voting Shares	1,094,752
3,203	Sandoz Group AG (a)	103,054
2,900	SGS SA	250,359
356	Sonova Holding AG	116,429
1,111	Straumann Holding AG	179,541
145	Swiss Life Holding AG	100,768
1,183	Swiss Re AG	133,124
42	Swisscom AG	25,278
276	The Swatch Group AG - Group I	75,097
366	The Swatch Group AG - Group N	19,189
20,087	UBS Group AG	623,934
487	VAT Group AG	244,600
407	Zurich Insurance Group AG	212,791
		8,406,944
	United Kingdom - 12.25%
13,793	3i Group PLC	424,541
9,072	Admiral Group PLC	310,158
2,905	Associated British Foods PLC	87,554
8,426	AstraZeneca PLC	1,136,581
54,377	Auto Trader Group PLC	499,542
22,094	BAE Systems PLC	312,722
117,452	Barclays PLC	229,979
27,814	Barratt Developments PLC	199,246
1,860	Berkeley Group Holdings PLC	111,044
112,519	BP PLC	667,020
10,175	British American Tobacco PLC	297,712
3,422	Bunzl PLC	139,055
16,292	Burberry Group PLC	293,857
156,099	Centrica PLC	279,839
1,461	Coca-Cola European Partners PLC - ADR	97,507
6,855	Compass Group PLC	187,575
4,370	Diageo PLC	158,610
21,282	GSK PLC	393,061
17,164	Haleon PLC	70,274
29,692	Hargreaves Lansdown PLC	277,500
4,111	Hikma Pharmaceuticals PLC	93,678
85,531	HSBC Holdings PLC	691,942
8,302	Imperial Brands PLC	191,176
11,387	Informa PLC	113,260
1,440	InterContinental Hotels Group PLC	129,853
81,470	J. Sainsbury PLC	314,101
185,307	JD Sports Fashion PLC	391,060
42,964	Kingfisher PLC	133,119
67,740	Legal & General Group PLC	216,476
189,068	Lloyds Banking Group PLC	114,677
452	London Stock Exchange Group PLC	53,432
16,299	Melrose Industries PLC	117,815
43,379	NatWest Group PLC	120,828
4,029	Next PLC	416,497
1,587	Reckitt Benckiser Group PLC	109,508
11,005	RELX PLC	436,610
4,471	Rio Tinto PLC	332,558
52,481	Rolls-Royce Holdings PLC (a)	200,182
35,586	Shell PLC	1,164,874
6,681	Smith & Nephew PLC	91,777
23,720	St. James's Place PLC	206,371
21,287	Standard Chartered PLC	180,644
89,024	Tesco PLC	329,809
29,375	The Sage Group PLC	438,533
2,719	Unilever PLC	131,629
396,042	Vodafone Group PLC	345,879
1,883	Whitbread PLC	87,667
10,458	Wise PLC - Class A (a)	116,308
		13,443,640
	Total Common Stocks (Cost $78,041,231)	107,396,669

	INVESTMENT COMPANIES - 0.84%
	Canada - 0.07%
2,155	iShares MSCI Canada ETF (b)	79,045
	Japan - 0.77%
11,167	iShares MSCI EAFE ETF (b)	841,434
	Total Investment Companies (Cost $860,622)	920,479

	PREFERRED STOCKS - 0.32%
	Germany - 0.32%
3,083	Bayerische Motoren Werke AG - Preference Shares	306,767
523	Henkel AG & Co. KGaA - Preference Shares	42,071
	Total Preferred Stocks (Cost $262,380)	348,838

	WARRANTS - 0.00% (c)
	Canada - 0.00%
282	Constellation Software, Inc. (a)(e)(f)	0
	Total Warrants (Cost $0)	0
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.66%
2,923,632	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (d)	2,923,632
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,923,632)	2,923,632

	Total Investments (Cost $82,087,865) - 101.66%	111,589,618
	Liabilities in Excess of Other Assets - (1.66)%	(1,820,645)
	TOTAL NET ASSETS - 100.00%	$109,768,973

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Less than 0.1%.
(d)	Seven-day yield as of December 31, 2023.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	As of December 31, 2023, the Valuation Committee has fair valued these securities. The value of these securites were $0, which represents 0.00% of total net assets.

Glossary of Terms
ADR	American Depositary Receipt

GuideMark World ex-US Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2023

COMMON STOCKS
Aerospace & Defense	2.07%
Air Freight & Logistics	0.82%
Airlines	0.46%
Auto Components	0.30%
Automobiles	2.92%
Banks	9.67%
Beverages	0.79%
Biotechnology	0.17%
Building Products	0.96%
Capital Markets	2.94%
Chemicals	1.15%
Commercial Services & Supplies	0.23%
Communications Equipment	0.22%
Construction & Engineering	1.87%
Construction Materials	0.68%
Distributors	0.24%
Diversified Consumer Services	0.11%
Diversified Financial Services	0.74%
Diversified Telecommunication Services	1.32%
Electric Utilities	0.87%
Electronic Equipment, Instruments & Components	1.28%
Energy Equipment & Services	0.09%
Entertainment	0.31%
Financial Services	0.53%
Food & Staples Retailing	4.36%
Food Products	2.86%
Gas Utilities	0.35%
Ground Transportation	0.11%
Health Care Equipment & Supplies	1.81%
Health Care Providers & Services	0.62%
Hotels, Restaurants & Leisure	2.06%
Household Durables	0.79%
Household Products	0.23%
Industrial Conglomerates	1.17%
Insurance	5.37%
Interactive Media & Services	0.64%
Internet & Direct Marketing Retail	0.51%
IT Services	1.10%
Leisure Products	0.19%
Life Sciences Tools & Services	0.03%
Machinery	1.84%
Marine	1.31%
Marine Transportation	0.59%
Media	0.31%
Metals & Mining	3.48%
Multiline Retail	1.12%
Multi-Utilities	0.53%
Oil, Gas & Consumable Fuels	7.09%
Paper & Forest Products	0.19%
Passenger Airlines	0.24%
Personal Products	1.36%
Pharmaceuticals	8.76%
Professional Services	2.04%
Real Estate Management & Development	0.49%
Road & Rail	0.26%
Semiconductors & Semiconductor Equipment	2.77%
Software	2.66%
Specialty Retail	1.89%
Technology Hardware, Storage & Peripherals	0.59%
Textiles, Apparel & Luxury Goods	3.68%
Tobacco	0.66%
Trading Companies & Distributors	2.61%
Transportation Infrastructure	0.02%
Wireless Telecommunication Services	0.41%
TOTAL COMMON STOCKS	97.84%

INVESTMENT COMPANIES
International Equity Funds	0.84%
TOTAL INVESTMENT COMPANIES	0.84%

PREFERRED STOCKS
Automobiles	0.28%
Household Products	0.04%
TOTAL PREFERRED STOCKS	0.32%

WARRANTS
Software	0.00%
TOTAL WARRANTS	0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	2.66%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	2.66%

TOTAL INVESTMENTS	101.66%
Liabilities in Excess of Other Assets	(1.66)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.